SCHEDULE OF ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Trade payables	$ 2,044,729	$ 2,629,069
Retention payable	6,074
Accrued expenses and other payables	241,305	142,437
Accounts payable, accruals, and other current liabilities	2,292,108	2,771,506
Accounts payable, accruals, and other current liabilities including related parties	2,571,606	3,007,935
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Trade payables – related parties	$ 279,498	$ 236,429